UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Levitt Capital Management LLC
Address:  101 N Federal Highway
          Suite 700
          Boca Raton, Florida 33432

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen J. Gray
Title:    Chief Compliance Officer
Phone:    561-893-9901

Signature, Place, and Date of Signing:

   /s/ Stephen J. Gray          Boca Raton, FL           February 8, 2013
   -------------------          --------------           ----------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           53
                                         -----------

Form 13F Information Table Value Total:  $   130,131
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Accenture Plc-CL A               SHS CLASS A      G1151C101       1,441      21,671 SH       Sole                 21,671
Adobe Systems Inc.               COM              00724F101       1,029      27,314 SH       Sole                 27,314
AGCO Corp.                       COM              001084102         880      17,908 SH       Sole                 17,908
Allergan Inc.                    COM              018490102       1,466      15,979 SH       Sole                 15,979
Andersons, Inc.                  COM              034164103         606      14,120 SH       Sole                 14,120
American Railcar Industries,
  Inc.                           COM              02916P103         478      15,050 SH       Sole                 15,050
Arm Holdings Plc. - ADR          SPONSORED ADR    042068106       1,211      32,022 SH       Sole                 32,022
American Vanguard Corporation    COM              030371108         499      16,066 SH       Sole                 16,066
Cerner Corp.                     COM              156782104         984      12,699 SH       Sole                 12,699
CF Industries Holdings Inc.      COM              125269100         924       4,547 SH       Sole                  4,547
Calumet Specialty Products       UT LTD PARTNER   131476103       1,903      62,605 SH       Sole                 62,605
Clean Energy Fuels Corp.         COM              184499101         809      64,940 SH       Sole                 64,940
Cray Inc.                        COM NEW          225223304       1,877     117,705 SH       Sole                117,705
Salesforce.com Inc.              COM              79466L302       4,680      27,839 SH       Sole                 27,839
Guggenheim Timber ETF            GUGG TIMBER ETF  18383Q879       2,466     120,640 SH       Sole                120,640
Delek US Holdings Inc.           COM              246647101       1,782      70,395 SH       Sole                 70,395
United States Short Oil Fund     UNITS            912613205       6,576     173,591 SH       Sole                173,591
Equinix Inc.                     COM NEW          29444U502       1,023       4,961 SH       Sole                  4,961
EQT Corp.                        COM              26884L109         968      16,408 SH       Sole                 16,408
S&P Euro Stoxx 500               EURO STOXX 50    78463X202       5,097     147,055 SH       Sole                147,055
Fusion-IO Inc.                   COM              36112J107       3,335     145,456 SH       Sole                145,456
SPDR Gold Trust                  GOLD SHS         78463V107       5,580      34,443 SH       Sole                 34,443
Global Partners LP               COM UNITS        37946R109       1,706      67,302 SH       Sole                 67,302
Holly Frontier Corporation       COM              436106108       2,075      44,580 SH       Sole                 44,580
Dow Jones - AIG Grains Sub-Index ETN DJUBS GRNS37 06739H305       1,671      31,579 SH       Sole                 31,579
S&P Regional Banking Index ETF   S&P REGL BKG     78464A698       2,208      78,946 SH       Sole                 78,946
Kennedy-Wilson Holdings, Inc.    COM              489398107         888      63,520 SH       Sole                 63,520
Linkedin Corp - A                COM CL A         53578A108       1,875      16,327 SH       Sole                 16,327
Lindsay Manufacturing Co.        COM              535555106       1,048      13,083 SH       Sole                 13,083
Ishares Iboxx Inv Gr Corp BD     IBOXX INV CPBD   464287242      30,537     252,392 SH       Sole                252,392
MedAssets Inc.                   COM              584045108         964      57,462 SH       Sole                 57,462
Pimco Enhanced Short - Term
  Maturity Fund                  ENHAN SHRT MAT   72201R833      12,565     123,816 SH       Sole                123,816
Mellanox Technologies Ltd        SHS              M51363113       1,064      17,921 SH       Sole                 17,921
Monsanto Co.                     COM              61166W101         975      10,306 SH       Sole                 10,306
Marathon Petroleum Corporation   COM              56585A102       2,225      35,323 SH       Sole                 35,323
Netsuite Inc.                    COM              64118Q107       2,121      31,516 SH       Sole                 31,516
Phillips 66                      COM              718546104       2,208      41,575 SH       Sole                 41,575
Rackspace Hosting Inc.           COM              750086100       1,420      19,122 SH       Sole                 19,122
Radware Ltd.                     ORD              M81873107         978      29,631 SH       Sole                 29,631
Rentech Nitrogen Partners LP     COM UNIT         760113100       1,145      30,390 SH       Sole                 30,390
Rentech, Inc.                    COM              760112102       1,087     413,177 SH       Sole                413,177
Silicon Graphics International   COM              82706L108       1,328     129,769 SH       Sole                129,769
Splunk Inc.                      COM              848637104         987      33,999 SH       Sole                 33,999
Southwestern Energy Co.          COM              845467109         941      28,173 SH       Sole                 28,173
Teradata Corp.                   COM              88076W103       1,531      24,739 SH       Sole                 24,739
Titan Machinery Inc              COM              88830R101       1,183      47,907 SH       Sole                 47,907
Tesoro Corp.                     COM              881609101       1,983      45,008 SH       Sole                 45,008
Titan International              COM              88830M102         937      43,149 SH       Sole                 43,149
Ultimate Software Group Inc      COM              90385D107       1,277      13,524 SH       Sole                 13,524
Valero Energy Corporation        COM              91913Y100       2,027      59,420 SH       Sole                 59,420
VMWare Inc.                      CL A COM         928563402       1,942      20,630 SH       Sole                 20,630
Workday Inc. CL A                CL A             98138H101         885      16,231 SH       Sole                 16,231
Westport Innovations Inc.        COM NEW          960908309         736      27,560 SH       Sole                 27,560